Performance Management	Apr. 30, 2025
FRANKLIN CORE PLUS BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	7.40%
Worst Quarter:	2020, Q1	-9.59%

As of June 30, 2025, the Fund’s year-to-date return was 3.82%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - FRANKLIN CORE PLUS BOND FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Index | Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Index
Bloomberg US Aggregate Index | Average Annual Return, Percent		1.25%	(0.33%)	1.35%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		(0.55%)	0.34%	1.55%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		(2.43%)	(1.38%)	(0.09%)
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		(0.34%)	(0.47%)	0.46%
CLASS C | Average Annual Return, Percent		1.86%	0.70%	1.52%
CLASS R | Average Annual Return, Percent		2.91%	0.81%	1.66%
Class R6 | Average Annual Return, Percent		3.65%	1.45%	2.32%
ADVISOR CLASS | Average Annual Return, Percent		3.53%	1.33%	2.19%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN CORE PLUS BOND FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 3.82%.
Bar Chart, Year to Date Return	3.82%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.59%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN GROWTH OPPORTUNITIES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	33.26%
Worst Quarter:	2022, Q2	-24.36%

As of June 30, 2025, the Fund’s year-to-date return was 5.58%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - FRANKLIN GROWTH OPPORTUNITIES FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	12.54%
Russell 3000 Growth Index | Average Annual Return, Label [Optional Text]	Russell 3000 Growth Index
Russell 3000 Growth Index | Average Annual Return, Percent		32.46%	18.24%	16.22%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		25.02%	14.52%	13.10%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		18.60%	12.27%	12.05%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		15.90%	10.12%	10.14%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		12.99%	9.52%	9.51%
CLASS C | Average Annual Return, Percent		23.54%	12.69%	11.85%
CLASS R | Average Annual Return, Percent		25.19%	13.25%	12.42%
Class R6 | Average Annual Return, Percent		25.92%	13.92%	13.12%
ADVISOR CLASS | Average Annual Return, Percent		25.82%	13.82%	12.97%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN GROWTH OPPORTUNITIES FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 5.58%.
Bar Chart, Year to Date Return	5.58%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN SMALL CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	42.55%
Worst Quarter:	2020, Q1	-26.12%

As of June 30, 2025, the Fund’s year-to-date return was -4.05%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - FRANKLIN SMALL CAP GROWTH FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	12.54%
Russell 2000® Growth Index | Average Annual Return, Label [Optional Text]	Russell 2000® Growth Index
Russell 2000® Growth Index | Average Annual Return, Percent		15.15%	6.85%	8.09%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		25.02%	14.52%	13.10%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		6.56%	6.30%	8.17%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		6.56%	4.79%	6.58%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.89%	4.71%	6.23%
CLASS C | Average Annual Return, Percent		10.89%	6.72%	7.99%
CLASS R | Average Annual Return, Percent		12.51%	7.24%	8.51%
Class R6 | Average Annual Return, Percent		13.18%	7.94%	9.25%
ADVISOR CLASS | Average Annual Return, Percent		13.02%	7.78%	9.05%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN SMALL CAP GROWTH FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was -4.05%.
Bar Chart, Year to Date Return	(4.05%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	42.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.12%)
Lowest Quarterly Return, Date	Mar. 31, 2020
FRANKLIN SMALL-MID CAP GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	41.37%
Worst Quarter:	2022, Q2	-23.07%

As of June 30, 2025, the Fund’s year-to-date return was 4.19%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - FRANKLIN SMALL-MID CAP GROWTH FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	12.54%
Russell Midcap Growth Index | Average Annual Return, Label [Optional Text]	Russell Midcap Growth Index
Russell Midcap Growth Index | Average Annual Return, Percent		22.10%	11.47%	11.54%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		25.02%	14.52%	13.10%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		5.25%	8.75%	9.04%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		5.25%	7.18%	6.90%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.11%	6.75%	6.77%
CLASS C | Average Annual Return, Percent		9.51%	9.16%	8.84%
CLASS R | Average Annual Return, Percent		11.10%	9.72%	9.40%
Class R6 | Average Annual Return, Percent		11.76%	10.39%	10.11%
ADVISOR CLASS | Average Annual Return, Percent		11.66%	10.26%	9.94%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN SMALL-MID CAP GROWTH FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 4.19%.
Bar Chart, Year to Date Return	4.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	41.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(23.07%)
Lowest Quarterly Return, Date	Jun. 30, 2022
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	29.06%
Worst Quarter:	2016, Q1	-24.51%

As of June 30, 2025, the Fund’s year-to-date return was -4.69%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - FRANKLIN BIOTECHNOLOGY DISCOVERY FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	12.54%
NASDAQ Biotechnology Index | Average Annual Return, Label [Optional Text]	NASDAQ Biotechnology Index
NASDAQ Biotechnology Index | Average Annual Return, Percent		(1.37%)	2.63%	3.10%
S&P 500® Index | Average Annual Return, Label [Optional Text]	S&P 500® Index
S&P 500® Index | Average Annual Return, Percent		25.02%	14.52%	13.10%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		(1.72%)	1.67%	2.52%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		(4.20%)	(0.31%)	0.77%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.07%	1.00%	1.61%
Class C | Average Annual Return, Percent		2.30%	2.09%	2.35%
Class R6 | Average Annual Return, Percent		4.36%	3.21%	3.49%
ADVISOR CLASS | Average Annual Return, Percent		4.26%	3.09%	3.35%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was -4.69%.
Bar Chart, Year to Date Return	(4.69%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.06%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.51%)
Lowest Quarterly Return, Date	Mar. 31, 2016
FRANKLIN NATURAL RESOURCES FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Class A Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	35.83%
Worst Quarter:	2020, Q1	-51.47%

As of June 30, 2025, the Fund’s year-to-date return was 7.55%.

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Performance [Table]
Average Annual Total Returns - FRANKLIN NATURAL RESOURCES FUND		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index | Average Annual Return, Label [Optional Text]	Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent		23.81%	13.86%	12.54%
S&P North American Natural Resources Sector Index | Average Annual Return, Label [Optional Text]	S&P North American Natural Resources Sector Index
S&P North American Natural Resources Sector Index | Average Annual Return, Percent		8.11%	11.23%	4.72%
S&P Global Natural Resources Index | Average Annual Return, Label [Optional Text]	S&P Global Natural Resources Index
S&P Global Natural Resources Index | Average Annual Return, Percent		(8.30%)	5.82%	5.31%
CLASS A | Average Annual Return, Label [Optional Text]	Return before taxes
CLASS A | Average Annual Return, Percent		(4.33%)	6.55%	1.16%
CLASS A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
CLASS A | After Taxes on Distributions | Average Annual Return, Percent		(4.87%)	6.03%	0.75%
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
CLASS A | After Taxes on Distributions and Sales | Average Annual Return, Percent		(2.19%)	5.07%	0.83%
CLASS C | Average Annual Return, Percent		(0.52%)	6.97%	0.98%
Class R6 | Average Annual Return, Percent		1.62%	8.26%	2.23%
ADVISOR CLASS | Average Annual Return, Percent		1.50%	8.05%	1.99%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	franklintempleton.com
Performance Availability Phone [Text]	(800) DIAL BEN/342-5236
FRANKLIN NATURAL RESOURCES FUND | CLASS A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	As of June 30, 2025, the Fund’s year-to-date return was 7.55%.
Bar Chart, Year to Date Return	7.55%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	35.83%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(51.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020